STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation in fair value of investments	$ 1,578,290	$ 2,359,665
Dividend income	934,122	599,218
Total investment income	2,512,412	2,958,883
CONTRIBUTIONS:
Employer	903,661	886,244
Participants	1,014,988	1,062,826
Rollover	2,555	25,002
Interest income on notes receivable from participants	31,547	34,130
Total contributions	1,952,751	2,008,202
Total additions	4,465,163	4,967,085
DEDUCTIONS:
Benefits paid to participants	3,713,512	4,738,967
Administrative expenses	62,547	59,096
Total deductions	3,776,059	4,798,063
CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS	689,104	169,022
NET ASSETS AVAILABLE FOR BENEFITS - beginning of year	20,546,987	20,377,965
NET ASSETS AVAILABLE FOR BENEFITS - end of year	$ 21,236,091	$ 20,546,987